Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Property and equipment, net consist of the following:

	As of December 31, 2024	As of December 31, 2023

Office equipment	$167,257	$76,285
Leasehold improvement	11,299	2,250
Subtotal	178,556	78,535
Less: accumulated depreciation	(90,844)	(71,803)
Total	$87,712	$6,732